Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	662,953,124
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	2,855,235,402
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	12,836,245
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	684,391
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	550,495,114
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	98,937,374